SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 4,091	$ 1,583	$ 2,110
Provisions charged to expense	1,416	2,578	2,824
Amounts written off	(3,404)	(7)	(3,080)
Business divestiture	0	(62)	(308)
Other, including fluctuations in foreign exchange rates	(47)	(1)	37
Allowance for credit losses, end of year	$ 2,056	$ 4,091	$ 1,583